Segment Information - Schedule of Adjusted Depreciation and Amortization (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 8.6	$ 13.5	$ 17.0		$ 21.4		$ 62.5	$ 73.4	$ 70.2
Share-based compensation			32.5		29.5		62.5	73.4	70.2
Starz Business of Lions Gate Entertainment Corp
Allocated share based compensation expenses			9.6	[1]	13.0	[1]	24.6	25.7	28.0
Share-based compensation			9.6		13.0		24.6	25.7	28.0
Starz Business of Lions Gate Entertainment Corp | Lions Gate Corporate Employee Share Based Compensation
Allocated share based compensation expenses							$ 5.6	$ 9.7	$ 7.8
Share-based compensation			$ 0.7		$ 2.8

[1]	Entered into during the three months ended September 30, 2024.